Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements
Fair Value Measurements

4.Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of
	June 30, 2025
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$19,590	$—	$—	$19,590
Short-term investments:
U.S. Treasury Notes	20,346	—	—	20,346
Total financial assets	$39,936	$—	$—	$39,936

	Fair Value Measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$31,303	$—	$—	$31,303
Total financial assets	$31,303	$—	$—	$31,303

Financial liabilities:
Convertible Notes	$—	$—	$30,259	$30,259
Total financial liabilities	$—	$—	$30,259	$30,259

There were no transfers between Levels during the periods presented.

The unrealized loss on the Company’s short-term investments for the three and six months ended June 30, 2025 was not material.

Convertible Notes

In December 2024, Legacy Tvardi entered into a note purchase agreement to issue and sell convertible notes (the Convertible Notes) in an aggregate principal amount of $28.3 million. The Convertible Notes accrued interest at 8% per annum and had a maturity date of December 31, 2026 (the Maturity Date). As further discussed in Note 3, Merger Agreement, the Company completed its Merger with Cara in April 2025. Upon the closing of the Merger, the Convertible Notes converted into 1,265,757 shares of the Company’s common stock, $0.001 par value per share, in the aggregate.

The fair value of the Convertible Notes as of December 31, 2024 was estimated based on significant inputs not observable in the market, which represented Level 3 measurements within the fair value hierarchy. The Convertible Notes were valued using a scenario-based valuation analysis requiring a probability of inputs including the probability of occurrence of events that would trigger conversion of the Convertible Notes and the expected timing of such events.

In addition to the estimated probabilities of the occurrence of events that would trigger conversion, the following table presents the other assumptions, estimates, and contractual features incorporated into the valuation of the Convertible Notes as of December 31, 2024:

As of December 31,
2024
Time to Qualified/non-Qualified financing (in years)	0.25
Time to IPO (in years)	0.25
Time to reverse merger (in years)	0.33
Time to dissolution (in years)	n/a
Interest rate (risk-free)	4.37%
Conversion discount rate	20.00%

Since the Company elected the fair value option to account for the Convertible Notes, at the time of conversion, the fair value was measured as the quoted market price of the Company’s common shares into which the Convertible Notes were exchanged. The fair value was determined to be the closing market trading price of the Company’s common stock on April 16, 2025, the first day of trading for the Company’s common stock following the closing of the Merger.

Under the fair value option, any change in fair value was recorded to the Company’s condensed consolidated statements of operations and comprehensive income (loss) as a gain or loss from a fair value measurement. At the time of conversion, the fair value of the Convertible Notes was $23.1 million, calculated as 1,265,757 shares of common stock at the closing market trading price on April 16, 2025. The $12.8 million change in fair value when comparing the $23.1 million at the time of conversion to the $35.9 million recorded value of the Convertible Notes immediately prior to the conversion date was recorded to the Company’s condensed consolidated statements of operations and comprehensive income (loss) as a gain within other income, net for the three months ended June 30, 2025. For the six months ended June 30, 2025, the net change in fair value recorded to the Company’s condensed consolidated statements of operations and comprehensive income (loss) within other income, net was $7.8 million.

The following table presents the changes in the fair value of the Level 3 Convertible Notes (in thousands):

Amounts
Balance as of December 31, 2024	$30,259
Interest accrued during the three months ended March 31, 2025	558
Change in fair value of the Convertible Notes	4,942
Balance as of March 31, 2025	35,759
Interest accrued during the three months ended June 30, 2025 (1)	93
Balance immediately prior to the date of conversion	35,852
Change in fair value of the Convertible Notes	(12,752)
Conversion of the Convertible Notes	(23,100)
Balance as of June 30, 2025	$—
(1)	Includes interest accrued from April 1, 2025 until closing of the Merger.

3.Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$31,303	$—	$—	$31,303
Total financial assets	$31,303	$—	$—	$31,303

Financial liabilities:
Convertible Notes	$—	$—	$30,259	$30,259
Total financial liabilities	$—	$—	$30,259	$30,259

	Fair Value Measurements as of
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$21,762	$—	$—	$21,762
Total financial assets	$21,762	$—	$—	$21,762

The Company did not have any Level 3 assets or liabilities as of December 31, 2023. There were no transfers between Levels during the periods presented.

The following table presents the changes in the fair value of the Level 3 Convertible Notes (in thousands):

Amounts
Balance as of December 31, 2023	$—
Convertible Notes issuance	28,298
Accrued interest as of December 31, 2024	154
Change in fair value of the Convertible Notes	1,807
Balance as of December 31, 2024	$30,259

Valuation of Convertible Notes

In December 2024, the Company issued and sold Convertible Notes (as defined in Note 8, Convertible Notes) in an aggregate principal amount of $28.3 million. The fair value of the Convertible Notes at issuance and as of December 31, 2024 was estimated based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. The Convertible Notes were valued using a scenario-based valuation analysis requiring a probability of inputs including the probability of occurrence of events that would trigger conversion of the Convertible Notes and the expected timing of such events.

The following table presents the assumptions, estimates, and contractual features incorporated into the valuation of the Convertible Notes as of December 31, 2024:

Inputs
Time to Qualified/non-Qualified financing (in years)	0.25
Time to IPO (in years)	0.25
Time to reverse merger (in years)	0.33
Time to dissolution (in years)	n/a
Interest rate (risk-free)	4.37%
Conversion discount rate	20.00%

In addition to the inputs in the table, the Company’s assumptions and estimates incorporated into the valuation included probabilities assigned to each of the scenarios above, including a Qualified/non-Qualified financing (as defined in Note 8, Convertible Notes), IPO, reverse merger, and dissolution. Refer to Note 8, Convertible Notes, for further details surrounding the Qualified/non-Qualified Financing, IPO, reverse merger, and other settlement scenarios.